SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Level 3 liabilities
	December 31, 2021	March 31, 2021
Derivative liability balance at beginning of period	$-	$176,000
Reclass to equity upon conversion or redemption	-	(205,000)
Additions to derivatives	12,985,000	-
Change in fair value	-	29,000
Balance at end of period	$12,985,000	$-
	December 31, 2021	March 31, 2021
Warrant liability balance at beginning of period	$-	$90,000
Additions to warrant liability	5,910,000	-
Reclass to equity upon cancellation or exercise	-	(90,000)
Change in fair value	137,000	-
Balance at end of period	$6,047,000	$-

Useful life property, plant and equipment
Buildings	39 years
Machinery and Equipment	7 – 10years
Vehicles	10 years
Furniture and Fixtures	3 – 10years

Buildings	39 years
Machinery and Equipment	7-10 years
Vehicles	10 years
Furniture and Fixtures	3-10 years

Schedule of Derivative liability
	2021 ($)	2020 ($)
Derivative liability balance at beginning of period	176,000	157,000
Reclass to equity upon conversion or redemption	(205,000)	(8,000)
Change in fair value	29,000	27,000
Balance at end of period	-	176,000

Schedule of Warrant liability
	2021 ($)	2020 ($)
Warrant liability balance at beginning of period	90,000	93,000
Reclass to equity upon cancellation or exercise	(90,000)	-
Change in fair value	-	(3,000)
Balance at end of period	-	90,000